As filed with the Securities and Exchange Commission on May 1, 2007

1933 Act Registration No. 33-5609

1940 Act Registration No. 811-03996

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

  REGISTRATION STATEMENT
  UNDER

  THE SECURITIES ACT OF 1933  ☒

  POST-EFFECTIVE AMENDMENT NO. 32  ☒

  AND/OR

  REGISTRATION STATEMENT

  UNDER

  THE INVESTMENT COMPANY ACT OF 1940  ☒

AMENDMENT NO. 34

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

(Exact Name of Registrant)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

320 Park Avenue New York, New York 10022-6839

(Address of Depositor's Principal Executive Office Including Zip Code)

Depositor's Telephone Number, Including Area Code: (212) 224-1600

Thomas L. Martin Senior Vice President and Associate General Counsel
Mutual of America Life Insurance Company
320 Park Avenue
New York, New York 10022-6839

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of the Registration Statement.

  It is proposed that this filing will become effective (check appropriate space)

☒  immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a) of Rule 485

☐  on (date) pursuant to paragraph (a) of Rule 485

CROSS-REFERENCE SHEET

(File No. 33-5609, Section 457 Contracts)

PART A
PROSPECTUS

Filed with Post-Effective Amendment No. 31 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 003-05609) on April 30, 2007. As incorporated herein by reference.

PART B
STATEMENT OF ADDITIONAL INFORMATION

Filed with Post-Effective Amendment No. 31 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 003-05609) on April 30, 2007. As incorporated herein by reference.

PART C

OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)   Financial Statements

  The following financial statements are included in Part B of this Post-Effective Amendment on Form N-4:

  Mutual of America Separate Account No. 2

    Independent Registered Public Accounting Firm's Report

    Financial Statements for Years Ended December 31, 2006 and 2005

  Mutual of America Life Insurance Company

    Independent Registered Public Accounting Firm's Report

    Financial Statements for Years Ended December 31, 2006, 2005 and 2004

(b)   Exhibits

(1)   Copy of the resolution of the depositor establishing the registrant. (1)

(2)   Not Applicable.

(3)   Copy of Underwriting and Administration Agreement between Mutual of America Life Insurance Company and Mutual of America Separate Account No. 2, dated June 15, 1984. (1)

(4)  Form of Public Employee Deferred Compensation Group Annuity Contract. (3)

(5)  Form of Application for Group Annuity Contract. (3)

(6) (a)   Rules and Regulations of Mutual of America Separate Account No. 2. (1)

(b)   Bylaws of Mutual of America Life Insurance Company. (1)

(7)   Not Applicable.

(8) (a)(i)   Amended and Restated Participation Agreement between Scudder Variable Life Investment Fund and Mutual of America Life Insurance Company, dated March 15, 1985. (4)

(a)(ii)   Amendment to Amended and Restated Participation Agreements between Scudder Variable Life Investment Fund (now known as "DWS Variable Series I") and Mutual of America Life Insurance Company and the American Life Insurance Company of New York, dated as of April 12, 2007. (1)

(b)(i)   Fund Participation Agreement Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated December 30, 1988. (1)

(b)(ii)   Amendment No. 1 to the Fund Participation Agreement – Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated as of May 1, 1989. (1)

(b)(iii)   Amendment No. 2 to the Fund Participation Agreement – Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 3, 2000. (1)

(b)(iv)   Amendment No. 3 to the Fund Participation Agreement – Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 2, 2002. (1)

(b)(v)   Amendment to the Fund Participation Agreements between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of December 22, 2004. (1)

(c)(i)   Participation Agreement among the Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, dated as of April 29, 2005. (5)

(c)(ii)   Amendment to Participation Agreement between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, dated as of March 29, 2007. (1)

(d)   Shared Funding Agreement for Separate Accounts with Calvert Distributors, Inc., dated as of February 28, 2001. (4)

(e)   Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Mutual of America Life Insurance Company, dated as of April 29, 2005. (5)

(f)   Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Mutual of America Life Insurance Company, dated as of April 29, 2005. (5)

(9)   Opinion and consent of counsel as to the legality of the securities being registered. (2)

(10)   Consent of KPMG, LLP. (2)

(11)   Not Applicable.

(12)   Not Applicable.

(13)   Powers of Attorney. (1)

(1)  Filed with Post-Effective Amendment No. 32 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-11023) on April 30, 2007. As incorporated herein by reference.

(2)  Filed with Post-Effective Amendment No. 31 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 30, 2007. As incorporated herein by reference.

(3)  Filed herewith.

(4)  Filed with Post-Effective Amendment No. 23 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 19, 2001. As incorporated herein by reference.

(5)  Filed with Post-Effective Amendment No. 29 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 29, 2005. As incorporated herein by reference.

Item 25.  Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices With Depositor
Thomas J. Moran New York, New York	Chairman of the Board, President and Chief Executive Officer

Clifford L. Alexander, Jr. Washington, D.C	Director

Kimberly A. Casiano San Juan, Puerto Rico	Director

Richard M. Cummins New York, New York	Director

Roselyn P. Epps, M.D. Bethesda, Maryland	Director

Earle H. Harbison, Jr. St. Louis, Missouri	Director

Maurine Haver New York, New York	Director

Frances R. Hesselbein New York, New York	Director

William T. Knowles Harpswell, Maine	Director

LaSalle D. Leffall, Jr., M.D. Washington, D.C.	Director

Name and Principal Business Address	Positions and Offices With Depositor
Senator Connie Mack Washington, D.C.	Director

Roger Porter Cambridge, Massachusetts	Director

Peter J. Powers New York, New York	Director

General Dennis J. Reimer Oklahoma City, Oklahoma	Director

Elie Wiesel New York, New York	Director

Officers-Directors

Thomas J. Moran	Chairman, President and Chief Executive Officer

Manfred Altstadt	Senior Executive Vice President and Chief Financial Officer

Patrick A. Burns	Senior Executive Vice President and General Counsel

Salvatore R. Curiale	Senior Executive Vice President, Technical Operations

Other Officers

Diane M. Aramony	Executive Vice President, Corporate Secretary and Assistant to the Chairman

Meyer Baruch	Senior Vice President, State Compliance and Government Regulations

Nicholas A. Branchina	Senior Vice President and Associate Treasurer

Maria L. Brophy	Senior Vice President, Accounting and Financial Systems

Jeremy J. Brown	Executive Vice President and Chief Actuary

Patrick Burke	Senior Vice President, National Accounts

Katherine Cannizzaro	Senior Vice President, Claims

Anne Marie Carroll	Senior Vice President and Associate General Counsel

Sean Carroll	Senior Vice President, Facilities Management

William S. Conway	Senior Executive Vice President, Marketing and Corporate Communications

John S. Corrigan	Senior Vice President, Internal Audit

Carson J. Dunbar, Jr.	Senior Vice President, Corporate Services

James E. Flynn	Senior Vice President, Public Relations, EU

Michael Gallagher Boca Raton, FL	Senior Vice President, Direct Response and Technical Communications

Harold J. Gannon	Senior Vice President, Corporate Tax

Gordon Gaspard	Senior Vice President, Key Client Relations

Robert Giaquinto, Boca Raton, FL	Executive Vice President, MIS Operations

Name and Principal Business Address	Positions and Offices With Depositor
Thomas E. Gilliam	Executive Vice President and Assistant to the President and Chief Executive Officer

John R. Greed	Senior Executive Vice President and Treasurer

Jared Gutman	Executive Vice President, Technical Operations

Thomas A. Harwood	Senior Vice President, Corporate Communications

Sandra Hersko	Senior Vice President, Technical Administration

Edward J. T. Kenney	Executive Vice President, External Affairs

Gregory A. Kleva, Jr.	Executive Vice President and Deputy General Counsel

Robert Kordecki	Senior Vice President, Key Client Relations

Nicole Lanni	Senior Vice President, Technical Services

Daniel LeSaffre	Executive Vice President, Human Resources and Corporate Services

Kathryn Lu	Senior Vice President and Associate General Counsel

Thomas L. Martin	Senior Vice President and Associate General Counsel

JoAnn McGrane	Senior Vice President, Home Office Administration

James McCutcheon	Senior Vice President and Associate General Counsel

Dennis McManus	Senior Vice President, Billing and Regulatory Services/Life Disability Claims

George L. Medlin	Executive Vice President, Internal Audit

Christopher Miseo	Senior Vice President and Director of Accounting and Financial Reporting

Lynn N. Nadler Boca Raton, FL	Senior Vice President, Training

Roger F. Napoleon	Senior Vice President and Associate General Counsel

Peter Nicklin	Senior Vice President, Special Projects, and Assistant to the Chief Information Officer

Paul O'Hara	Senior Vice President, Competition and Research

James C. Peterson	Senior Vice President, Leadership Development

William Rose	Executive Vice President, Field Operations

James J. Roth	Senior Vice President and Chief Compliance Officer

Dennis J. Routledge	Senior Vice President, LAN/Telecommunications

Robert W. Ruane	Senior Vice President, Corporate Communications and Direct Response

Myron Schlanger	Senior Vice President and Associate Treasurer

William G. Shannon	Senior Vice President, Financial Advisory Services

Walter W. Siegel	Senior Vice President and Actuary

Joan M. Squires	Executive Vice President, Chief Information Officer, Office of Technology

Anne M. Stanard, Boca Raton, FL	Senior Vice President, Human Resources

Name and Principal Business Address	Positions and Offices With Depositor
John Terwilliger Boca Raton, FL	Senior Vice President, Facilities Management

Eldon Wonacott, Boca Raton, FL	Senior Vice President, Field Administration

The business address of all officers and directors is 320 Park Avenue, New York, New York 10022-6839, unless otherwise noted.

Item 26.  Persons Controlled By or Under Common Control with the Depositor or the Registrant

Mutual of America Life Insurance Company ("Mutual of America") is a New York mutual life insurance company, and as such no person has the direct of indirect power to control Mutual of America except by virtue of a person's capacity as a director or executive officer. Each holder of an in-force insurance policy or annuity contract issued by Mutual of America has the right to vote for the election of directors of Mutual of America at annual elections and upon other corporate matters where policyholders' votes are taken.

Mutual of America wholly owns the following companies:

•  Mutual of America Holding Company, Inc., a Delaware corporation (see below), and

•  Mutual of America Foundation, a New York not-for-profit corporation.

Mutual of America Holding Company, Inc. wholly owns the following companies:

•  Mutual of America Securities Corporation, a Delaware corporation, and

•  Mutual of America Capital Management Corporation, a Delaware corporation.

Mutual of America's consolidated financial statements include all the above subsidiaries except Mutual of America Foundation.

Mutual of America, through its separate accounts, owns substantially all of the outstanding shares of Mutual of America Investment Corporation, a Maryland corporation registered under the 1940 Act as a management investment company.

Mutual of America currently owns a significant amount, but less than a majority, of the outstanding shares of Mutual of America Institutional Funds, Inc., a Maryland corporation registered under the 1940 Act as a management investment company whose shares are publicly offered to institutional investors.

Item 27.  Number of Holders of Securities

As of March 31, 2007, there were 345,886 owners in Separate Account No. 2, 182,652 of whom were attributable to Contracts registered under SEC File No. 2-90201; 158,715 of whom were attributable to Contracts registered under SEC File No. 33-11023; and 4,519 of whom were attributable to Contracts registered under SEC File No. 33-5609 all of which are qualified.

Item 28.  Indemnification

Charter of Depositor. The Charter of Mutual of America provides in substance that no director or officer shall be personally liable for damages for any breach of duty as a director except when a judgment or other final adjudication establishes that the director's acts or omissions were in bad faith, involved intentional misconduct or were acts or omissions the director knew or reasonably should have known violated New York Insurance Law or a specific standard of care imposed on directors directly by the New York Insurance Law, or which constituted a knowing violation of any other law or allowed the director to personally gain a financial profit or other advantage to which the director was not legally entitled.

By Laws of Depositor. The By-Laws of Mutual of America provide for the indemnification of present and former officers and directors of the Company (a "person") against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and reasonably incurred, if the person acted in good faith and for a purpose which the person necessarily believed to be in the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe said conduct was unlawful. Expenses incurred in defending a civil, criminal, administrative or investigative action, suit or proceeding, or threat thereof, may be paid by the Company in advance of the final disposition of such action, suit or proceeding upon an undertaking by or on behalf of the person to repay such amount if it is ultimately determined that such person is not entitled to be indemnified by the Company.

Insurance. Coverage for officers and directors of Mutual of America is provided under an Investment Management insurance policy issued by National Union Fire Insurance Company of Pittsburgh, Pennsylvania, with excess coverage by the Hartford Insurance Company, to Mutual of America Life Insurance Company et al. The aggregate limit of liability under the primary policy per year is $15 million, with a $1,000,000 deductible per entity insured and no deductible for individual insureds. The deductible for life insurance company fiduciary liability coverage is $500,000 for the entity.

Undertaking. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

(a)	Mutual of America Life Insurance Company, the depositor and principal underwriter of the Registrant, also acts as depositor and principal underwriter of Mutual of America Separate Account No. 2 and as principal underwriter of the Mutual of America Investment Corporation, and The American Separate Account No. 2 and The American Separate Account No. 3 of Wilton Reassurance Life Company of New York, formerly known as The American Life Insurance Company of New York.

(b)	The name, business address and position of each senior officer and director of Mutual of America are listed in Item 25 above.

(c)	The principal underwriter receives no compensation or commissions from the registrant for its services in distributing the variable insurance contracts.

Item 30.  Location of Accounts and Records.

Registrant's books and records are maintained primarily at 320 Park Avenue, New York, NY 10022. Certain records are maintained at Mutual of America's Financial Transaction Processing Center, 1150 Broken Sound Parkway NW, Boca Raton, FL 33487.

Item 31.  Management Services.

Not applicable.

Item 32.  Undertakings

The Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 1st day of May, 2007.

  MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
  (REGISTRANT)

  MUTUAL OF AMERICA LIFE INSURANCE COMPANY
  (DEPOSITOR)

  By:  /S/ MANFRED ALTSTADT

  Manfred Altstadt
  Senior Executive Vice President and
  Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on May 1, 2007.

Signatures	Title
*	Director

* Thomas J. Moran	Chairman of the Board, President and Chief Executive Officer; Director (Principal Executive Officer)

/S/ MANFRED ALTSTADT Manfred Altstadt	Senior Executive Vice President and Chief Financial Officer; Director (Principal Financial and Accounting Officer)

* Clifford L. Alexander, Jr.	Director

* Patrick A. Burns	Senior Executive Vice President and General Counsel; Director

* Kimberly A. Casiano	Director

* Richard M. Cummins	Director

* Salvatore R. Curiale	Senior Executive Vice President, Technical Operations; Director

* Roselyn P. Epps, M.D.	Director

Signatures	Title
* Earle H. Harbison, Jr.	Director

* Maurine Haver	Director

* Frances R. Hesselbein	Director

* William T. Knowles	Director

* Lasalle D. Leffall, Jr., M.D.	Director

* Connie Mack, III	Director

* Roger Porter	Director

* Peter J. Powers	Director

* Dennis J. Reimer	Director

* Elie Wiesel	Director

*By: /s/ MANFRED ALTSTADT Manfred Altstadt Attorney-in-Fact

List of Exhibits

EX-99(4) Public Employee Deferred Compensation Group Annuity Contract

EX-99(5) Application for Group Annuity Contract